Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
6)	Subsequent Events

We performed a review of events subsequent to the balance sheet date through the date the financial statements were issued and determined, except as disclosed herein, that there were no other such events requiring recognition or disclosure in the financial statements.

Series E Registered Direct Offering

On April 9, 2012, we completed a registered direct offering with Ironridge Global IV Ltd. (“Ironridge”), pursuant to which we sold an aggregate of 500 shares of our Series E Convertible Preferred Stock, a newly designated series of preferred stock, to Ironridge for a purchase price of $1,000 per share or an aggregate purchase price of $500,000.  Each share of Series E Convertible Preferred Stock is convertible into approximately 980 shares of our common stock.  The Series E Convertible Preferred Stock is entitled to a yearly dividend at a rate of 10.5% per year, subject to a credit risk and make-whole adjustment, and is payable in cash or shares of common stock at our election.  Under certain conditions and subject to certain limitations, we may require Ironridge to convert their Series E Convertible Preferred Stock into common stock.  The financial statements as of March 31, 2012 do not include any adjustments related to this offering except for financing costs incurred during the three-months ended March 31, 2012.  In connection with this registered direct offering, our investment banker is entitled to a fee of $40,000.  Subsequent to March 31, 2012, 100 shares of Series E Convertible Preferred Stock have been converted into 233,032 shares of the Company’s common stock, which includes make-whole dividends of 134,992 shares.

Series C Unit Exchange

In connection with our sale of units consisting of Series C Preferred Stock and warrants to purchase shares of our common stock in April and June of 2011 (the “Series C Units”), we agreed that, if we completed an equity financing within 12 months after the initial closing of the Series C Units (the “Next Financing”), then each purchaser of Series C Units would be entitled to exchange all, but not less than all, of his, her or its Series C Units for the equity securities issued in such equity financing (the “Next Financing Securities”); provided that the exchange of the purchaser’s Series C Units for the equity securities is permitted under NASDAQ rules and regulations then in effect. The number of Next Financing Securities into which a purchaser’s Series C Units may be exchanged is determined by dividing (a) the aggregate per unit purchase price at which the Series C Units being exchanged were issued, by (b) the price per Next Financing Security at which such securities were issued in the Next Financing.  On April 5, 2012 the holders of the Series C Units exchanged all of their Series C Units for the units we offered in our February 2012 private placement consisting of shares of common stock and warrants to purchase shares of common stock (with a warrant to purchase 0.5 shares of common stock for each share of common stock purchased in the February 2012 private placement), resulting in an aggregate of 1,372,247 shares of common stock and warrants to purchase an aggregate of 686,124 shares of common stock being issued to the holders of Series C Units. In April 2012, the Company issued 36,806 shares of common stock as the final payment of dividends to Series C holders for accrued dividends through April 3, 2012.  A dividend of $22,322 remains owed to one shareholder at his request until it can be paid in common stock.

Target Discovery Inc.

In April 2012, we signed an expanded strategic technology license and supply agreements (the “Agreements”) with Target Discovery (“TDI”).  TDI’s Chief Executive Officer is a board member of Pressure BioSciences, Inc.  Under these agreements, TDI now has the right to use PBI’s PCT Platform for their planned entry into the clinical diagnostics testing market. The planned commercial diagnostic services will initially target what the companies believe are critical, unmet needs in treatment selection guidance for ovarian cancer.  Until now, PBI’s PCT Platform has been available on a “research-use-only” basis.

NASDAQ delisting

Until April 5, 2012, our common stock was traded on The NASDAQ Capital Market.  As a result of our stockholders’ equity falling below the minimum $2.5 million requirement and the bid price of our common stock remaining below the minimum $1.00 per share requirement for continued inclusion on The NASDAQ Capital Market, on April 5, 2012, our common stock was delisted from The NASDAQ Capital Market and on April 5, 2012 our common stock began trading on the OTCQB Marketplace under the ticker symbol PBIO.  We continue to file periodic reports with the Securities and Exchange Commission in accordance with the requirements of Section 12(g) of the Securities Exchange Act of 1934, as amended.

Common Stock Issuance

We issued 117,500 shares of restricted Common Stock to investor relations firms for payment of services to be rendered.

(9)  Subsequent Events

We performed a review of events subsequent to the balance sheet date through the date the financial statements were issued and determined, except as disclosed herein, that there were no other such events requiring recognition or disclosure in the financial statements.

On January 31, 2012, we issued 100,000 shares of Common Stock to an investor relations firm for payment of services to be rendered over twelve months.

On February 7, 2012, we entered into a Securities Purchase Agreement with seven accredited investors, pursuant to which the Company sold an aggregate of 971,867 shares of common stock, $0.01 par value (“Shares”), resulting in gross proceeds to the Company of $800,000.  The price per unit was $0.8025 for units consisting of 789,350 shares and 394,677 warrants, and was $0.9125 for units consisting of the remaining 182,517 shares and 91,260 warrants.  Of the $800,000 invested in the private placement, $412,453 was received in cash and $387,547 was from the conversion of outstanding principal and interest on some of the convertible promissory notes issued by the Company in 2011.

Each unit consists of one share of restricted common stock and a warrant to purchase one-half share of common stock.  The warrants are exercisable for a period of five years, commencing on August 7, 2012, at an exercise price of $0.74 per share for the purchasers of the 789,350 shares, and $0.85 per share for the purchasers of the 182,517 shares.  In connection with the Securities Purchase Agreement, the Company paid its investment banker a fee of $35,000 for providing advisory services.